Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ 2,521	$ 2,214
Total realized and unrealized (gains) losses included in income	(78)	212
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases	(443)	(790)
Movements issuances	1,729	1,380
Movements others	(685)	(448)
Transfer Into Level 3	46	33
Transfers Out of Level 3	(66)	(80)
Fair value ending balance	3,024	2,521
Change in Unrealized gain (losses) on instruments still held	(122)	195
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	960	765
Total realized and unrealized (gains) losses included in income	(184)	307
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases	(75)	(73)
Movements issuances	196	174
Movements others	(240)	(213)
Transfer Into Level 3		(2)
Transfers Out of Level 3	2	2
Fair value ending balance	659	960
Change in Unrealized gain (losses) on instruments still held	(160)	309
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	70	95
Total realized and unrealized (gains) losses included in income	(10)	(20)
Total realized and unrealized (gains) losses included in OCI	0	0
Movements others	3	(5)
Fair value ending balance	63	70
Change in Unrealized gain (losses) on instruments still held	(6)	(20)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(1)	(4)
Total realized and unrealized (gains) losses included in income		4
Total realized and unrealized (gains) losses included in OCI	0	0
Movements others	(1)
Transfer Into Level 3		(2)
Transfers Out of Level 3	1	1
Fair value ending balance	(1)	(1)
Change in Unrealized gain (losses) on instruments still held	(3)	(1)
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	893	679
Total realized and unrealized (gains) losses included in income	(131)	321
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases	(75)	(73)
Movements issuances	196	174
Movements others	(260)	(208)
Transfers Out of Level 3	1
Fair value ending balance	624	893
Change in Unrealized gain (losses) on instruments still held	(125)	330
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(2)	(5)
Total realized and unrealized (gains) losses included in income	(43)	2
Total realized and unrealized (gains) losses included in OCI	0	0
Movements others	18
Transfers Out of Level 3		1
Fair value ending balance	(27)	(2)
Change in Unrealized gain (losses) on instruments still held	(26)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	7	13
Total realized and unrealized (gains) losses included in income	14	54
Total realized and unrealized (gains) losses included in OCI	0	0
Movements issuances	117	119
Movements others	(124)	(179)
Fair value ending balance	14	7
Change in Unrealized gain (losses) on instruments still held	11	47
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		14
Total realized and unrealized (gains) losses included in OCI	0	0
Movements purchases		(14)
Movements others	(4)
Transfer Into Level 3	4
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	14	366
Total realized and unrealized gains (losses) included in income	(5)	13
Movements purchases	47	274
Movements issuances	0	0
Movements others	(35)	(482)
Transfer Into Level 3	175	174
Transfers Out of Level 3	(176)	(331)
Fair value ending balance	20	14
Change in Unrealized gain (losses) on instruments still held	(3)	1
Trading loans, securities, and other [member] | Canadian government provincial debt [member] | Government and government-related securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Movements purchases	1
Movements issuances	0
Transfer Into Level 3	2
Fair value ending balance	3
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	6	15
Movements purchases		1
Movements issuances	0	0
Movements others	(4)	(15)
Transfer Into Level 3	1	9
Transfers Out of Level 3	(2)	(4)
Fair value ending balance	1	6
Change in Unrealized gain (losses) on instruments still held	(1)
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	8	148
Total realized and unrealized gains (losses) included in income	(5)	2
Movements purchases	46	253
Movements issuances	0	0
Movements others	(31)	(312)
Transfer Into Level 3	172	138
Transfers Out of Level 3	(174)	(221)
Fair value ending balance	16	8
Change in Unrealized gain (losses) on instruments still held	(2)	1
Trading loans, securities, and other [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		73
Total realized and unrealized gains (losses) included in income		7
Movements purchases		17
Movements issuances		0
Movements others		(58)
Transfer Into Level 3		20
Transfers Out of Level 3		(59)
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		34
Total realized and unrealized gains (losses) included in income		(2)
Movements purchases		3
Movements issuances		0
Movements others		(32)
Transfers Out of Level 3		(3)
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Movements issuances		0
Transfer Into Level 3		7
Transfers Out of Level 3		(7)
Trading loans, securities, and other [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		65
Movements issuances		0
Movements others		(65)
Trading loans, securities, and other [member] | Retained interests [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		31
Total realized and unrealized gains (losses) included in income		6
Movements issuances		0
Transfers Out of Level 3		(37)
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	320
Total realized and unrealized gains (losses) included in income	56
Movements purchases	62
Movements issuances	0
Movements others	(11)
Fair value ending balance	427	320
Change in Unrealized gain (losses) on instruments still held	47
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	305
Total realized and unrealized gains (losses) included in income	60
Movements purchases	54
Movements issuances	0
Movements others	(11)
Fair value ending balance	408	305
Change in Unrealized gain (losses) on instruments still held	51
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	15
Total realized and unrealized gains (losses) included in income	(4)
Movements purchases	8
Movements issuances	0
Fair value ending balance	19	15
Change in Unrealized gain (losses) on instruments still held	(4)
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2,428
Total realized and unrealized gains (losses) included in income	27
Total realized and unrealized gains (losses) included in OCI	4
Movements purchases	23
Movements issuances	0
Movements others	(69)
Fair value ending balance	2,413	2,428
Change in Unrealized gain (losses) on instruments still held	1
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	553
Total realized and unrealized gains (losses) included in OCI	(2)
Movements issuances	0
Movements others	11
Fair value ending balance	562	553
Change in Unrealized gain (losses) on instruments still held	(2)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	95
Total realized and unrealized gains (losses) included in income	12
Total realized and unrealized gains (losses) included in OCI	2
Movements issuances	0
Movements others	(85)
Fair value ending balance	24	95
Change in Unrealized gain (losses) on instruments still held	2
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	203
Total realized and unrealized gains (losses) included in income	15
Total realized and unrealized gains (losses) included in OCI	(18)
Movements issuances	0
Fair value ending balance	200	203
Change in Unrealized gain (losses) on instruments still held	(18)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,469
Total realized and unrealized gains (losses) included in OCI	(5)
Movements purchases	23
Movements issuances	0
Movements others	5
Fair value ending balance	1,492	1,469
Change in Unrealized gain (losses) on instruments still held	(7)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	108
Total realized and unrealized gains (losses) included in OCI	27
Movements issuances	0
Fair value ending balance	135	108
Change in Unrealized gain (losses) on instruments still held	26
Financial assets designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	113	157
Total realized and unrealized gains (losses) included in income		(3)
Movements purchases		13
Movements issuances		0
Movements others		(54)
Fair value ending balance		113
Change in Unrealized gain (losses) on instruments still held		(3)
Financial assets designated at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	113	157
Total realized and unrealized gains (losses) included in income		(3)
Movements purchases		13
Movements issuances		0
Movements others		(54)
Fair value ending balance		113
Change in Unrealized gain (losses) on instruments still held		(3)
Financial Assets Available-for-sale, Category [Member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2,545	1,997
Total realized and unrealized gains (losses) included in income		40
Total realized and unrealized gains (losses) included in OCI		5
Movements purchases		710
Movements issuances		0
Movements others		(205)
Transfer Into Level 3		1
Transfers Out of Level 3		(3)
Fair value ending balance		2,545
Change in Unrealized gain (losses) on instruments still held		5
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Asset-backed Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	553
Movements purchases		553
Movements issuances		0
Fair value ending balance		553
Financial Assets Available-for-sale, Category [Member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	22	20
Total realized and unrealized gains (losses) included in OCI		2
Movements issuances		0
Fair value ending balance		22
Change in Unrealized gain (losses) on instruments still held		2
Financial Assets Available-for-sale, Category [Member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		6
Movements issuances		0
Movements others		(6)
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,572	1,594
Total realized and unrealized gains (losses) included in income		36
Total realized and unrealized gains (losses) included in OCI		(26)
Movements purchases		153
Movements issuances		0
Movements others		(185)
Fair value ending balance		1,572
Change in Unrealized gain (losses) on instruments still held		(26)
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	123	98
Total realized and unrealized gains (losses) included in income		6
Total realized and unrealized gains (losses) included in OCI		26
Movements purchases		4
Movements issuances		0
Movements others		(11)
Fair value ending balance		123
Change in Unrealized gain (losses) on instruments still held		26
Financial Assets Available-for-sale, Category [Member] | Debt securities reclassified from trading [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ 275	279
Total realized and unrealized gains (losses) included in income		(2)
Total realized and unrealized gains (losses) included in OCI		3
Movements issuances		0
Movements others		(3)
Transfer Into Level 3		1
Transfers Out of Level 3		(3)
Fair value ending balance		275
Change in Unrealized gain (losses) on instruments still held		$ 3